[USAA]                     USAA TAX EXEMPT FUND, INC.
[EAGLE]
[LOGO]                LONG-TERM FUND, INTERMEDIATE-TERM FUND,
                              SHORT-TERM FUND, AND
                          TAX EXEMPT MONEY MARKET FUND

                        SUPPLEMENT DATED FEBRUARY 23, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2000

Effective February 12, 2001, MICHAEL J. C. ROTH retired as Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc.

CHRISTOPHER W. CLAUS, Senior Vice President, Investment Sales and Service, replaces Mr. Roth as the new Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc. As a result of this action, the paragraph under the caption "Directors and Officers of the Company" has been changed as follows:

Christopher W. Claus 1,2
Director, President, and Vice Chairman of the Board of Directors
Age: 40

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (02/01-present); Senior Vice President, Investment Sales and Service (07/00-02/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the Funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles, Director and Vice President of USAA Tax Exempt Fund, Inc., has replaced Mr. Roth as a member of the Pricing and Investment Committee.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     37916-0201

[USAA]                     USAA TAX EXEMPT FUND, INC.
[EAGLE]
[LOGO]                      CALIFORNIA BOND FUND AND
                          CALIFORNIA MONEY MARKET FUND

                        SUPPLEMENT DATED FEBRUARY 23, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2000

Effective February 12, 2001, MICHAEL J. C. ROTH retired as Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc.

CHRISTOPHER W. CLAUS, Senior Vice President, Investment Sales and Service, replaces Mr. Roth as the new Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc. As a result of this action, the paragraph under the caption "Directors and Officers of the Company" has been changed as follows:

Christopher W. Claus 1,2
Director, President, and Vice Chairman of the Board of Directors
Age: 40

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (02/01-present); Senior Vice President, Investment Sales and Service (07/00-02/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the Funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles, Director and Vice President of USAA Tax Exempt Fund, Inc., has replaced Mr. Roth as a member of the Pricing and Investment Committee.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     37921-0201

[USAA]                     USAA TAX EXEMPT FUND, INC.
[EAGLE]
[LOGO]                       NEW YORK BOND FUND AND
                           NEW YORK MONEY MARKET FUND

                        SUPPLEMENT DATED FEBRUARY 23, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2000

Effective February 12, 2001, MICHAEL J. C. ROTH retired as Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc.

CHRISTOPHER W. CLAUS, Senior Vice President, Investment Sales and Service, replaces Mr. Roth as the new Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc. As a result of this action, the paragraph under the caption "Directors and Officers of the Company" has been changed as follows:

Christopher W. Claus 1,2
Director, President, and Vice Chairman of the Board of Directors
Age: 40

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (02/01-present); Senior Vice President, Investment Sales and Service (07/00-02/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the Funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles, Director and Vice President of USAA Tax Exempt Fund, Inc., has replaced Mr. Roth as a member of the Pricing and Investment Committee.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     37917-0201

[USAA]                      USAA TAX EXEMPT FUND, INC.
[EAGLE]
[LOGO]                       VIRGINIA BOND FUND AND
                           VIRGINIA MONEY MARKET FUND

                        SUPPLEMENT DATED FEBRUARY 23, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2000

Effective February 12, 2001, MICHAEL J. C. ROTH retired as Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc.

CHRISTOPHER W. CLAUS, Senior Vice President, Investment Sales and Service, replaces Mr. Roth as the new Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Tax Exempt Fund, Inc. As a result of this action, the paragraph under the caption "Directors and Officers of the Company" has been changed as follows:

Christopher W. Claus 1,2
Director, President, and Vice Chairman of the Board of Directors
Age: 40

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (02/01-present); Senior Vice President, Investment Sales and Service (07/00-02/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the Funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles, Director and Vice President of USAA Tax Exempt Fund, Inc., has replaced Mr. Roth as a member of the Pricing and Investment Committee.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     37918-0201